Other Policyholder Funds and Benefits Payable - Rollforward and Other Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	$ 16,768	$ 17,283
Deposits	716	869
Policy charges	(35)	(35)
Surrenders and other benefits	(2,318)	(1,829)
Transfers from (to) separate accounts	49	97
Interest credited	381	360
Other	1	23
Balance, end of period	15,562	16,768
Other business	12,545	13,596
Other policyholder funds and benefits payable	28,107	30,364
Less: reinsurance recoverables	(21,896)	(23,832)
Adjusted balance, net of reinsurance	$ 6,211	$ 6,532
Weighted-average crediting rate	2.40%	2.20%
Net amount at risk	$ 915	$ 947
Cash surrender value	11,612	12,787
Variable Annuities
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	2,920	2,649
Deposits	2	447
Policy charges	(1)	(1)
Surrenders and other benefits	(535)	(291)
Transfers from (to) separate accounts	0	33
Interest credited	84	82
Other	0	1
Balance, end of period	2,470	2,920
Other business	0	0
Other policyholder funds and benefits payable	2,470	2,920
Less: reinsurance recoverables	(993)	(1,169)
Adjusted balance, net of reinsurance	$ 1,477	$ 1,751
Weighted-average crediting rate	3.50%	3.10%
Net amount at risk	$ 0	$ 0
Cash surrender value	2,456	2,910
Fixed Deferred Annuities
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	2,732	3,069
Deposits	0	1
Policy charges	0	0
Surrenders and other benefits	(549)	(420)
Transfers from (to) separate accounts	0	0
Interest credited	72	82
Other	1	0
Balance, end of period	2,256	2,732
Other business	790	812
Other policyholder funds and benefits payable	3,046	3,544
Less: reinsurance recoverables	(2,640)	(3,054)
Adjusted balance, net of reinsurance	$ 406	$ 490
Weighted-average crediting rate	2.90%	2.80%
Net amount at risk	$ 0	$ 0
Cash surrender value	2,198	2,649
Fixed Indexed Annuities
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	6,848	7,241
Deposits	469	188
Policy charges	(11)	(12)
Surrenders and other benefits	(830)	(661)
Transfers from (to) separate accounts	0	0
Interest credited	105	71
Other	5	21
Balance, end of period	6,586	6,848
Other business	0	0
Other policyholder funds and benefits payable	6,586	6,848
Less: reinsurance recoverables	(4,764)	(4,946)
Adjusted balance, net of reinsurance	$ 1,822	$ 1,902
Weighted-average crediting rate	1.60%	1.00%
Net amount at risk	$ 0	$ 0
Cash surrender value	6,437	6,696
Non-Life Contingent Payout Annuities
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	2,309	2,367
Deposits	243	233
Policy charges	0	0
Surrenders and other benefits	(320)	(332)
Transfers from (to) separate accounts	7	9
Interest credited	25	32
Other	(3)	0
Balance, end of period	2,261	2,309
Other business	0	0
Other policyholder funds and benefits payable	2,261	2,309
Less: reinsurance recoverables	(1,574)	(1,723)
Adjusted balance, net of reinsurance	$ 687	$ 586
Weighted-average crediting rate	1.10%	1.40%
Net amount at risk	$ 0	$ 0
Cash surrender value	0	0
Universal Life and Other
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	1,959	1,957
Deposits	2	0
Policy charges	(23)	(22)
Surrenders and other benefits	(84)	(125)
Transfers from (to) separate accounts	42	55
Interest credited	95	93
Other	(2)	1
Balance, end of period	1,989	1,959
Other business	11,755	12,784
Other policyholder funds and benefits payable	13,744	14,743
Less: reinsurance recoverables	(11,925)	(12,940)
Adjusted balance, net of reinsurance	$ 1,819	$ 1,803
Weighted-average crediting rate	4.80%	4.80%
Net amount at risk	$ 915	$ 947
Cash surrender value	$ 521	$ 532